GS Mortgage-Backed Securities Trust 2022 ABS-15G

Exhibit 99.2 - Schedule 6

Data Compare
Run Date - 03/28/2022 11:18:01 AM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
XXXX	XXXXXXXXXX	XXXXXXXXXX	QM Status	XXXX	XXXXXXXX	Verified
XXXX	XXXXXXXXXX	XXXXXXXXXX	Qualifying DTI	XXXX	XXXXXXXX
XXXX	XXXXXXXXXX	XXXXXXXXXX	Note Date		XXXXXXXX	Verified
XXXX	XXXXXXXXXX	XXXXXXXXXX	QM Status	XXXX	XXXXXXXX	Verified
XXXX	XXXXXXXXXX	XXXXXXXXXX	Qualifying Credit Score	XXXX	XXXXXXXX